23. Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of minimum rental payment on termination

Leasing contracts totaled R$8,667 as of December 31, 2019 (R$5,787 as of December 31, 2018), as presented in the following table:

	2019	2018
		Restated
Financial lease liability – minimum lease payments:
Up to 1 year	937	507
1 - 5 years	2,936	1,956
Over 5 years	4,794	3,324
Present value of finance lease agreements	8,667	5,787

Future financing charges	8,007	6,780
Gross amount of finance lease agreements	16,674	12,567

Schedule of contingent lease payments
At December 31, 2018	5,787
Additions	807
Remeasurement	838
Accrued interest	862
Payments	(1,498)
Anticipated lease contract termination	(116)
Business combination	1,817
Exchange rate changes	33
Deconsolidation Via Varejo	137
At December 31, 2019	8,667

Current	937
Noncurrent	7,730

At December 31, 2017	5,267
Additions	519
Remeasurement	853
Accrued interest	985
Exchange and monetary variation	1
Payments	(1,743)
Anticipated lease contract termination	(80)
Liabilities related to assets held for sale and discontinued operations	(15)
At December 31, 2018	5,787

Current	507
Noncurrent	5,280

Schedule of finance lease
	2019	2018	2017
Expenses (income) for the year:		Restated	Restated
Variable (0.1% to 4.5% of sales)	34	31	19
Sublease rentals (*)	(230)	(191)	(174)

(*) Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.